FINANCIAL ASSETS AT FVTPL - Additional information (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2026 USD ($) item	Jan. 31, 2026 CNY (¥) item	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($) item	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)
FINANCIAL ASSETS AT FVTPL
Subscription of common share | shares							4,416,000
Subscription of common share value | $							$ 20.0
Par value per share | $ / shares			$ 0.00001
Chinese Mainland
FINANCIAL ASSETS AT FVTPL
Number of private funds investments | item	2	2			2	2
Payments for private investment funds						¥ 81.9
Overseas regions
FINANCIAL ASSETS AT FVTPL
Number of private funds investments | item					1	1
Payments for private investment funds	$ 2.9	¥ 20.0			$ 10.0	¥ 70.3
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category
FINANCIAL ASSETS AT FVTPL
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently							$ 20.0	¥ 138.7
Financial assets at fair value through profit or loss, category
FINANCIAL ASSETS AT FVTPL
Company recognized loss			$ 1.9	¥ 12.8
Private fund one | Chinese Mainland
FINANCIAL ASSETS AT FVTPL
Payments for private investment funds		11.5
Private fund two | Chinese Mainland
FINANCIAL ASSETS AT FVTPL
Payments for private investment funds		¥ 43.1
Ordinary shares
FINANCIAL ASSETS AT FVTPL
Par value per share | $ / shares							$ 4.53